Stockholders' Equity (Changes in Number of Shares of Common Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity [Abstract]
Common stock, shares issued, beginning balance	1,271,230,341	1,266,552,149	1,263,763,660
Issuance of new shares	184,900	149,900	218,000
Exercise of stock acquisition rights	2,294,900	4,525,300	2,565,700
Conversion of convertible bonds	86,040	2,992	4,789
Cancellation of treasury stock	(12,737,400)
Common stock, shares issued, ending balance	1,261,058,781	1,271,230,341	1,266,552,149